Share-Based Compensation - Narrative (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) scheme $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share based stock schemes | scheme			5
Compensation expense	$ 2,067,000	$ 1,790,000	$ 2,531,000	$ 2,392,000
Unrecognized compensation costs	$ 3,835,000		$ 6,120,000
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized cost, recognition period	2 years 3 months 7 days		2 years 8 months 12 days
RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	3 years		3 years
Compensation expense	$ 0	$ 0	$ 0	$ 0
Unrecognized cost, recognition period	10 years		10 years
Unvested shares outstanding (in shares) | shares	579,660		580,000	325,000
Unvested shares weighted average fair value (usd per share) | $ / shares	$ 4.72		$ 4.72	$ 4.68
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	2 years		2 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award requisite service period	5 years